Related party transactions (Details) - CNY (¥) ¥ in Thousands			12 Months Ended
	Aug. 22, 2016	Jun. 28, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related party transactions
Delivery revenue derived			¥ 0	¥ 127,157	¥ 200,171
Additional capital contribution from related party			11,789		500,000
Shanghai Zhongtongji Express Service Co Ltd Member
Related party transactions
Cash consideration					64,000
Delivery revenue
Related party transactions
Delivery revenue derived				127,157	200,171
Transportation service fees paid
Related party transactions
Transportation service fees paid			865,977	703,072	643,618
Quanzhou Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				49,019	68,326
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO") | Delivery revenue
Related party transactions
Delivery revenue derived				14,922	10,622
Shenyang Changsheng Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				14,257	10,607
Nanchang Zhongtong Express Ltd | Delivery revenue
Related party transactions
Delivery revenue derived				13,598	12,700
Tianjin Qianqiu Zhongtong Express Service Co., Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				10,580	10,193
Shaanxi Zhongtong Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				10,346	10,135
Shanxi Zhongtong Daying Logistics Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				7,051	6,017
Jilin Zhongtong Daying Logistics Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				5,869	4,902
Fengwang Investments Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				849	1,604
Heilongjiang Ruston Express Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived				666	398
Zhejiang Zhongtong Express Services Company Ltd. | Delivery revenue
Related party transactions
Delivery revenue derived					64,667
Tonglu Tongze Logistics Ltd And Its Subsidiaries | Transportation service fees paid
Related party transactions
Transportation service fees paid			853,198	703,072	643,618
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL") | Transportation service fees paid
Related party transactions
Transportation service fees paid			12,779
Shanghai Mingyu Barcode Technology Ltd. | Purchases of supplies
Related party transactions
Purchases of supplies			¥ 88,884	¥ 80,395	80,904
Zto Es Holding Limited ("ZTO ES") | Ordinary shares
Related party transactions
Shares issued to related party		16,000,000
Number of shares with economic interests granted			5,158,164
Number of shares waived			10,841,836
Mr. Meisong Lai
Related party transactions
Additional capital contribution from related party			¥ 11,789
ZTO LTL and Mr. Jianfa Lai | Investment Agreement | ZTO LTL
Related party transactions
Cash consideration	¥ 54,000
Equity interest in equity method investment (as a percent)	18.00%
Certain principal shareholders
Related party transactions
Payments to cease delivery operations in Zhejiang province					213,000
ZTO Express | Shanghai Zhongtongji Express Service Co Ltd Member
Related party transactions
Cash consideration						¥ 222,000
Cash consideration					¥ 158,000
Interest-free loan						¥ 341,000